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US Legal Services

J. Neil McMurdie
Senior Counsel
(860) 580-2824
Fax: (860) 580-4897
neil.mcmurdie@us.ing.com

May 2, 2011
BY EDGARLINK

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	ReliaStar Life Insurance Company and its Separate Account N
Prospectus Title: ING AdvantageSM Variable Annuity
File Nos.: 333-100209 and 811-09002
Rule 497(j) Filing

Ladies and Gentlemen:

On behalf of ReliaStar Life Insurance Company and its Separate Account N, we hereby certify pursuant to
Rule 497(j) of the Securities Act of 1933, as amended, that:
·	The form of Prospectus Supplement that would have been filed under Rule 497(c) would not have differed from that contained in the most recent post-effective amendment to the above-referenced
Registration Statement; and
·	The text of the most recent post-effective amendment to the above-referenced Registration Statement was filed electronically by EDGARLink on April 11, 2011.

If you have any questions regarding this submission, please call the undersigned at 860-580-2824.

Sincerely,

/s/ J. Neil McMurdie
J. Neil McMurdie

	Windsor Site	ING North America Insurance Corporation
One Orange Way, C2N
Windsor, CT 06095-4774